Borrowings (Details 3)	12 Months Ended
Jun. 30, 2025
Class XXI [Member]
Statement [Line Items]
Maturity date	6/10/2025
Principal payment	At expiration
Interest payment	Quarterly
Interest rate	4.50%
Amount in original currency	ARS 17,012.71
Issuance / expansion date	jun-24
Class XXII [Member]
Statement [Line Items]
Maturity date	10/23/2027
Principal payment	At expiration
Interest payment	Semi-annually
Interest rate	5.75%
Amount in original currency	USD 15.80
Issuance / expansion date	oct-24
Class XXIII [Member]
Statement [Line Items]
Maturity date	10/23/2029
Principal payment	At expiration
Interest payment	Semi-annually
Interest rate	7.25%
Amount in original currency	USD 51.47
Issuance / expansion date	oct-24
Class XXIV [Member]
Statement [Line Items]
Maturity date	3/31/2035
Principal payment	33% march-33 - 33% march-34 y 34% march-35
Interest payment	Semi-annually
Interest rate	8.00%
Amount in original currency	USD 300.45
Issuance / expansion date	mar-25
Class XVIII [Member]
Statement [Line Items]
Maturity date	2/28/2027
Principal payment	At expiration
Interest payment	Semi-annually
Interest rate	7.00%
Amount in original currency	USD 21.41
Issuance / expansion date	feb-24
Class XIX [Member]
Statement [Line Items]
Maturity date	2/28/2025
Principal payment	At expiration
Interest payment	Quarterly
Interest rate	0.99%
Amount in original currency	ARS 26,203.85
Issuance / expansion date	feb-24
Class XX [Member]
Statement [Line Items]
Maturity date	6/10/2026
Principal payment	At expiration
Interest payment	Semi-annually
Interest rate	6.00%
Amount in original currency	USD 23.02
Issuance / expansion date	jun-24